Borrowing and Credit Agreements (Tables)	12 Months Ended
Dec. 31, 2011
Borrowing and Credit Agreements
Summary of the Company's borrowings

In millions	2011	2010
Commercial paper	$750	$300
5.75% senior notes due 2011	—	800
Floating rate notes due 2011	—	300
4.875% senior notes due 2014	550	550
3.25% senior notes due 2015	550	550
6.125% senior notes due 2016	700	700
5.75% senior notes due 2017	1,750	1,750
6.6% senior notes due 2019	1,000	1,000
4.75% senior notes due 2020	450	450
4.125% senior notes due 2021	550	—
6.25% senior notes due 2027	1,000	1,000
Trust Preferred Securities due 2037	50	—
6.125% senior notes due 2039	1,500	1,500
5.75% senior notes due 2041	950	—
6.302% Enhanced Capital Advantage Preferred Securities due 2062	42	1,000
Mortgage notes payable	4	6
Capital lease obligations	168	151
	10,014	10,057

Less:
Short-term debt (commercial paper)	(750)	(300)
Current portion of long-term debt	(56)	(1,105)

	$9,208	$8,652